Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of the net reversal of impairment of cash generating units as follows (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 88,491,069	$ 62,723,139
Impairment	(24,362,959)	(30,530,679)
Impairment (reversal of impairment)	225,977,991	138,611,470
Pemex Exploration And Production [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	29,559,911	54,790,402
Impairment	(8,012,437)	(26,598,174)
Reversal of impairment (Impairment), net	21,547,474	28,192,228
Impairment (reversal of impairment)	1,289,942,972	1,234,012,708
Pemex Exploration And Production [member] | Cantarell [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	11,363,472	31,525,044
Impairment (reversal of impairment)	63,391,663	137,428,547
Pemex Exploration And Production [member] | Burgos [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	9,124,073	0
Impairment	0	(6,343,726)
Impairment (reversal of impairment)	13,200,629	10,807,474
Pemex Exploration And Production [member] | Antonio J Bermdez [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	6,252,924	5,446,794
Impairment (reversal of impairment)	23,181,387	28,163,353
Pemex Exploration And Production [member] | Tamaulipas Constituciones [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,603,470	1,787,997
Impairment (reversal of impairment)	7,233,388	6,632,326
Pemex Exploration And Production [member] | Tsimin Xux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	723,354	0
Impairment	0	(7,479,619)
Impairment (reversal of impairment)	29,258,331	22,906,019
Pemex Exploration And Production [member] | Misión y Ébano CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	267,141	0
Pemex Exploration And Production [member] | Cuenca de Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	225,477	0
Impairment (reversal of impairment)	874,044	1,020,364
Pemex Exploration And Production [member] | Aceite Terciario del Golfo [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	7,866,243
Impairment (reversal of impairment)	84,116,214	47,101,553
Pemex Exploration And Production [member] | Crudo Ligero Marino [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	7,062,045
Impairment (reversal of impairment)	33,269,762	23,397,377
Pemex Exploration And Production [member] | Arenque [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	620,607
Impairment (reversal of impairment)	6,674,267	5,843,838
Pemex Exploration And Production [member] | Ixtal Manik [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	481,672
Impairment (reversal of impairment)	20,986,390	15,760,675
Pemex Exploration And Production [member] | Ogarrio Magallanes [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(7,928,033)	(308,809)
Impairment (reversal of impairment)	18,112,667	26,500,675
Pemex Exploration And Production [member] | Lakach [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(84,404)	0
Pemex Exploration And Production [member] | Chuc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(10,556,097)
Impairment (reversal of impairment)	83,989,635	57,934,076
Pemex Exploration And Production [member] | Ku-Maloob-Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(993,579)
Impairment (reversal of impairment)	724,768,145	649,487,778
Pemex Exploration And Production [member] | Cuenca de Veracruz [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(494,368)
Impairment (reversal of impairment)	142,657,247	166,211,278
Pemex Exploration And Production [member] | Misión (Cee)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(297,469)
Pemex Exploration And Production [member] | Cactus Sitio Grande [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(123,472)
Impairment (reversal of impairment)	38,229,203	26,541,444
Pemex Exploration And Production [member] | Cuenta Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(1,035)
Pemex Exploration And Production [member] | Poza Rica [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversal of impairment)	$ 0	$ 8,275,931